OTHER INCOME (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Oct. 31, 2024	Oct. 31, 2023
Other income (expense)
Gain on write-off of advances payable to former officer and settlement on outstanding payables (see Note 8)			$ 221,000
Gain, net of obligations in connection with termination of supply agreement (see Note 14)			168,000
Resolution and settlement of long outstanding payables		$ 24,000	176,000
Commissions on sales of Exotropin products	32,000	34,000	87,000
Proceeds from insurance claim		89,000	89,000
Other		2,000	10,000	(10,000)
Total	$ 32,000	$ 149,000	$ 751,000	$ (10,000)